Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,531,127	¥ 1,015,393	¥ 1,069,124
Net cash provided by (used in) operating activities	2,384,590	909,448	(2,164,910)
Cash flows from investing activities:
Proceeds from sales of Other investment securities	184,714	228,983	31,094
Net decrease in interest-earning deposits with banks	(15,763,663)	(11,738,061)	(1,706,642)
Other-net	(68,383)	5,241	(69,120)
Net cash used in investing activities	(10,975,679)	(12,401,827)	(1,800,255)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	7,805,572	4,036,415	2,187,511
Repayment of long-term debt	(3,072,630)	(2,540,895)	(3,025,310)
Proceeds from sales of treasury stock	2	845	22
Payments for acquisition of preferred stock	(390,000)
Payments for acquisition of treasury stock	(100,076)	(74)	(19)
Dividends paid	(263,920)	(216,054)	(187,720)
Other-net	50,358	(7,702)	(9,351)
Net cash provided by financing activities	8,183,248	11,475,095	4,291,533
Net increase (decrease) in cash and cash equivalents	(335,992)	69,975	388,844
Cash and cash equivalents at beginning of fiscal year	3,689,228	3,619,253	3,230,409
Cash and cash equivalents at end of fiscal year	3,353,236	3,689,228	3,619,253
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	1,531,127	1,015,393	1,069,124
Adjustments and other	(980,631)	(790,050)	(858,288)
Net cash provided by (used in) operating activities	550,496	225,343	210,836
Cash flows from investing activities:
Proceeds from sales of Other investment securities	130,000
Proceeds from sales of investment in subsidiaries and affiliated companies	390,000		21,160
Purchases of investment in subsidiaries and affiliated companies			(3,838)
Net increase in loans to subsidiaries	(190,000)
Net decrease in interest-earning deposits with banks	111,295	1,494	8,996
Other-net	(60,140)	(2,788)	(10,623)
Net cash used in investing activities	381,155	(1,294)	15,695
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(179,380)	(4)	(34,989)
Proceeds from issuance of long-term debt	190,000
Repayment of long-term debt	(20)	(16)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	(130,000)
Proceeds from sales of treasury stock	2	2	1
Payments for acquisition of preferred stock	(390,000)
Payments for acquisition of treasury stock	(100,045)	(46)	(16)
Dividends paid	(263,978)	(216,117)	(187,778)
Other-net	(5,598)	(2,988)	(212)
Net cash provided by financing activities	(879,019)	(219,169)	(223,014)
Net increase (decrease) in cash and cash equivalents	52,632	4,880	3,517
Cash and cash equivalents at beginning of fiscal year	19,019	14,139	10,622
Cash and cash equivalents at end of fiscal year	¥ 71,651	¥ 19,019	¥ 14,139